Note 11 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options exercised (in shares)	133,600
Aggregate fair value	$ 1,906	$ 6,780
Employee Stock Option [Member]
Number of options exercised (in shares)	133,600
Aggregate fair value	$ 5,516
Intrinsic value	3,630
Amount of cash received	1,886
Tax benefit recognized	$ 1,270